Schedule I Condensed Non-Consolidated Financial Information of Registrant - Guarantees (Details) - Teekay Tankers - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt Guaranteed	$ 145.0
Teekay Parent
Debt Instrument [Line Items]
Debt Guaranteed	145.0	$ 166.4
Teekay Parent | Revolving Credit Facility
Debt Instrument [Line Items]
Debt Guaranteed	$ 52.2